Document and Entity Information	May 15, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 15, 2024
Entity File Number	001-36338
Entity Registrant Name	22nd Century Group, Inc.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	98-0468420
Entity Address, Address Line One	321 Farmington Road
Entity Address, State or Province	NC
Entity Address, City or Town	Mocksville
Entity Address, Postal Zip Code	27028
City Area Code	716
Local Phone Number	270-1523
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	XXII
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001347858
Amendment Flag	false